Condensed statement of financial position and comprehensive income information of associates (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Associates
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	₩ 6,959,834	₩ 12,663,938
Liabilities	4,060,572	9,737,567
Profit (loss) from operating activities	387,704	1,137,985
Profit (Loss)	63,065	60,664
Other comprehensive income	(79,898)	31,838
Comprehensive income	(16,833)	92,502
BNP Paribas Cardif Life Insurance
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	4,133,674	4,182,208
Liabilities	3,781,688	3,779,257
Profit (loss) from operating activities	78,010	144,583
Profit (Loss)	24,230	(16,706)
Other comprehensive income	(73,495)	36,189
Comprehensive income	(49,265)	19,483
Aju Capital Co., Ltd.
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	0	6,543,737
Liabilities	0	5,744,415
Profit (loss) from operating activities	0	757,345
Profit (Loss)	0	70,598
Other comprehensive income	0	(458)
Comprehensive income	0	70,140
Daewontos Co., Ltd.
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	400	399
Liabilities	2,492	2,492
Profit (loss) from operating activities	0	517
Profit (Loss)	0	(624)
Other comprehensive income	0	0
Comprehensive income	0	(624)
Neoplux Technology Valuation Investment Fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	40,692	22,577
Liabilities	283	0
Profit (loss) from operating activities	5,895	3,441
Profit (Loss)	4,691	2,295
Other comprehensive income	1,471	0
Comprehensive income	6,162	2,295
JAEYOUNG SOLUTEC CO., LTD.
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	157,009	155,368
Liabilities	137,916	120,184
Profit (loss) from operating activities	142,228	137,920
Profit (Loss)	(22,756)	(7,095)
Other comprehensive income	2,764	(614)
Comprehensive income	(19,992)	(7,709)
Partners 4th Growth Investment Fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	53,944	18,478
Liabilities	383	257
Profit (loss) from operating activities	137	113
Profit (Loss)	(1,540)	(1,300)
Other comprehensive income	0	0
Comprehensive income	(1,540)	(1,300)
JAEYANG INDUSTRY
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	2,146	2,146
Liabilities	4,717	4,717
Profit (loss) from operating activities	0	212
Profit (Loss)	0	(69)
Other comprehensive income	0	0
Comprehensive income	0	(69)
Chungyoung INC
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	3,292	2,341
Liabilities	8,392	6,753
Profit (loss) from operating activities	5,568	0
Profit (Loss)	(693)	0
Other comprehensive income	0	0
Comprehensive income	(693)	0
DAEKWANG SEMICONDUCTOR CO., LTD.
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	29,069	35,204
Liabilities	10,806	12,392
Profit (loss) from operating activities	13,929	0
Profit (Loss)	(4,549)	0
Other comprehensive income	0	0
Comprehensive income	(4,549)	0
Dream High Fund III
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	4,076	5,765
Liabilities	34	0
Profit (loss) from operating activities	27	535
Profit (Loss)	(200)	313
Other comprehensive income	(1,522)	2,597
Comprehensive income	(1,722)	2,910
Asia Pacific No.39 Ship Investment Co., Ltd.
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	9,389	10,379
Liabilities	27	28
Profit (loss) from operating activities	666	730
Profit (Loss)	616	681
Other comprehensive income	32	1,172
Comprehensive income	648	1,853
KCLAVIS Meister Fund No.17
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	11,694	0
Liabilities	42	0
Profit (loss) from operating activities	425	0
Profit (Loss)	194	0
Other comprehensive income	0	0
Comprehensive income	194	0
SG No.9 Corporate Recovery Private Equity Fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	15,035	15,069
Liabilities	76	38
Profit (loss) from operating activities	(157)	0
Profit (Loss)	652	428
Other comprehensive income	0	0
Comprehensive income	652	428
Plutus-SG Private Equity Fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	16,009	16,188
Liabilities	69	68
Profit (loss) from operating activities	317	5
Profit (Loss)	316	(148)
Other comprehensive income	0	0
Comprehensive income	316	(148)
SG ARGES Private Equity Fund No.1
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	26,758	37,392
Liabilities	69	91
Profit (loss) from operating activities	(351)	0
Profit (Loss)	832	87
Other comprehensive income	0	0
Comprehensive income	832	87
OST Progress- 2 Fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	17,829	0
Liabilities	107	0
Profit (loss) from operating activities	(234)	0
Profit (Loss)	(234)	0
Other comprehensive income	0	0
Comprehensive income	(234)	0
Eum Private Equity Fund No.3
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	23,725	28,584
Liabilities	5	4
Profit (loss) from operating activities	1,614	85
Profit (Loss)	1,649	(235)
Other comprehensive income	0	0
Comprehensive income	1,649	(235)
Richmond Private Yong in Retail Facility Real Estate Fund No.1
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	48,006	0
Liabilities	28,624	0
Profit (loss) from operating activities	2,265	0
Profit (Loss)	2,100	0
Other comprehensive income	0	0
Comprehensive income	2,100	0
KTB Confidence Private Placement
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	42,230	0
Liabilities	21,090	0
Profit (loss) from operating activities	1,604	0
Profit (Loss)	1,242	0
Other comprehensive income	3,629	0
Comprehensive income	4,871	0
Meritz AI-SingA330-A Investment Type Private Placement Special Asset Fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	28,286	0
Liabilities	1	0
Profit (loss) from operating activities	1,914	0
Profit (Loss)	1,913	0
Other comprehensive income	(856)	0
Comprehensive income	1,057	0
Meritz AI-SingA330-B Investment Type Private Placement Special Asset Fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	41,599	0
Liabilities	1	0
Profit (loss) from operating activities	3,117	0
Profit (Loss)	3,116	0
Other comprehensive income	(1,257)	0
Comprehensive income	1,859	0
Pine Asia Unsecured Individual Rehabilitation Bond Fund 18
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	26,316	0
Liabilities	14	0
Profit (loss) from operating activities	648	0
Profit (Loss)	634	0
Other comprehensive income	0	0
Comprehensive income	634	0
Platform Partners brick save Private Investment trust
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	8,441	0
Liabilities	271	0
Profit (loss) from operating activities	207	0
Profit (Loss)	194	0
Other comprehensive income	0	0
Comprehensive income	194	0
Synergy-Shinhan Mezzanine New Technology Investment Fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	10,500	0
Liabilities	3	0
Profit (loss) from operating activities	0	0
Profit (Loss)	(3)	0
Other comprehensive income	0	0
Comprehensive income	(3)	0
The Asia Pacific Capital Fund II L.P.
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	29,103	46,043
Liabilities	88	65
Profit (loss) from operating activities	0	0
Profit (Loss)	(3,582)	(29,768)
Other comprehensive income	(10,269)	(13,407)
Comprehensive income	(13,851)	(43,175)
Shinhan Praxis K-Growth Global Private Equity Fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	100,805	72,075
Liabilities	353	350
Profit (loss) from operating activities	7,273	513
Profit (Loss)	(8,428)	(1,084)
Other comprehensive income	3,156	2,656
Comprehensive income	(5,272)	1,572
Credian Healthcare Private Equity Fund II
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	11,236	12,040
Liabilities	47	47
Profit (loss) from operating activities	211	190
Profit (Loss)	19	(180)
Other comprehensive income	(823)	0
Comprehensive income	(804)	(180)
Kiwoom Milestone Professional Private Real Estate Trust 19
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	57,405	57,692
Liabilities	36,589	36,169
Profit (loss) from operating activities	2,742	924
Profit (Loss)	(262)	(367)
Other comprehensive income	0	0
Comprehensive income	(262)	(367)
FG EURO GREEN PRIVATE REAL ESTATE TRUST No.3
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	97,203	99,794
Liabilities	1,066	3
Profit (loss) from operating activities	5,851	10,321
Profit (Loss)	3,012	2,210
Other comprehensive income	(2,713)	7,669
Comprehensive income	299	9,879
Brain Professional Private Trust No.4
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	21,369	19,384
Liabilities	105	46
Profit (loss) from operating activities	2,942	2,158
Profit (Loss)	1,925	1,148
Other comprehensive income	0	0
Comprehensive income	1,925	1,148
Hanhwa US Equity Strategy Private Real Estate Fund No.1
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	56,898	59,781
Liabilities	78	2,327
Profit (loss) from operating activities	11,562	5,199
Profit (Loss)	3,549	1,667
Other comprehensive income	(37)	37
Comprehensive income	3,512	1,704
Brain KS Qualified Privately Placed Fund No.6
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	9,639	9,794
Liabilities	28	1
Profit (loss) from operating activities	3	1
Profit (Loss)	(110)	(26)
Other comprehensive income	(72)	(182)
Comprehensive income	(182)	(208)
M360 CRE Income Fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	265,945	60,261
Liabilities	0	6,167
Profit (loss) from operating activities	7	0
Profit (Loss)	14,179	0
Other comprehensive income	0	0
Comprehensive income	14,179	0
Shinhan Global Healthcare Fund 1
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	77,166	0
Liabilities	0	0
Profit (loss) from operating activities	3	0
Profit (Loss)	(757)	0
Other comprehensive income	0	0
Comprehensive income	(757)	0
JB Power TL Investment Type Private Placement Special Asset Fund 7
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	56,125	0
Liabilities	53	0
Profit (loss) from operating activities	7,115	0
Profit (Loss)	1,267	0
Other comprehensive income	0	0
Comprehensive income	1,267	0
IBK AONE convertible 1
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	10,840	0
Liabilities	0	0
Profit (loss) from operating activities	279	0
Profit (Loss)	258	0
Other comprehensive income	0	0
Comprehensive income	258	0
Rico synergy collabo Multi-Mezzanine 3
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	10,054	0
Liabilities	3	0
Profit (loss) from operating activities	371	0
Profit (Loss)	50	0
Other comprehensive income	0	0
Comprehensive income	50	0
KB NA Hickory Private Special Asset Fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	90,978	0
Liabilities	67	0
Profit (loss) from operating activities	11,092	0
Profit (Loss)	1,945	0
Other comprehensive income	0	0
Comprehensive income	1,945	0
GB Professional Private Investment Trust 6
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	9,101	0
Liabilities	1	0
Profit (loss) from operating activities	1	0
Profit (Loss)	0	0
Other comprehensive income	0	0
Comprehensive income	0	0
Koramco Europe Core Private Placement Real Estate Fund No.2-2
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	44,886	0
Liabilities	2,074	0
Profit (loss) from operating activities	2,503	0
Profit (Loss)	(1,337)	0
Other comprehensive income	0	0
Comprehensive income	(1,337)	0
SHBNPP Private Korea Equity Long-Short Professional Feeder
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	54,029	105,775
Liabilities	4,733	16,519
Profit (loss) from operating activities	28,956	25,736
Profit (Loss)	9,356	(396)
Other comprehensive income	0	0
Comprehensive income	9,356	(396)
SHBNPP Private Multi Strategy Professional Feeder No.1
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	0	20,325
Liabilities	0	3,340
Profit (loss) from operating activities	0	4,510
Profit (Loss)	0	70
Other comprehensive income	0	0
Comprehensive income	0	70
Shinhan-Stonebridge Petro PEF
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	1,056,401	1,015,299
Liabilities	2,740	804
Profit (loss) from operating activities	39,170	38,898
Profit (Loss)	39,170	35,559
Other comprehensive income	0	0
Comprehensive income	39,170	35,559
BNP Paribas Cardif General Insurance
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	59,699	0
Liabilities	15,405	0
Profit (loss) from operating activities	10,093	0
Profit (Loss)	(9,294)	0
Other comprehensive income	94	0
Comprehensive income	(9,200)	0
Axis Global Growth New Technology Investment Association
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	15,553	0
Liabilities	0	0
Profit (loss) from operating activities	(147)	0
Profit (Loss)	(147)	0
Other comprehensive income	0	0
Comprehensive income	(147)	0
Polaris No7 Start up and Venture Private Equity Fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	15,280	0
Liabilities	22	0
Profit (loss) from operating activities	(142)	0
Profit (Loss)	(142)	0
Other comprehensive income	0	0
Comprehensive income	(142)	0
Hermes Private Investment Equity Fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	60,000	0
Liabilities	10	0
Profit (loss) from operating activities	(10)	0
Profit (Loss)	(10)	0
Other comprehensive income	0	0
Comprehensive income	(10)	0
SHC-IMM New Growth Fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	0	3,675
Liabilities	0	117
Profit (loss) from operating activities	0	855
Profit (Loss)	0	479
Other comprehensive income	0	0
Comprehensive income	0	479
Albatross Growth Fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	0	5,237
Liabilities	0	915
Profit (loss) from operating activities	0	1,024
Profit (Loss)	0	957
Other comprehensive income	0	(3,821)
Comprehensive income	0	(2,864)
Korea Investment Gong-pyeong Office Real Estate Investment Trust 2nd
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	0	928
Liabilities	0	1
Profit (loss) from operating activities	0	2,170
Profit (Loss)	0	2,170
Other comprehensive income	0	0
Comprehensive income	₩ 0	₩ 2,170